SEGMENT INFORMATION (Details) bbl in Millions			3 Months Ended	12 Months Ended
	May. 14, 2015 bbl / d mi	Sep. 16, 2014 bbl / d	Mar. 31, 2015 bbl / d bbl	Dec. 31, 2014 segment tank
Segment Reporting Information [Line Items]
Number of Reportable Segments | segment				2
Propane Truck Loading Facility [Member] | Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Oil And Gas Plant, Unloading Capacity			11,000
Delaware City Rail Unloading Terminal [Member] | Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Oil And Gas Plant, Unloading Capacity			130,000
Delaware City Products Pipeline [Member]
Segment Reporting Information [Line Items]
Oil and Gas, Pipeline miles | mi	23.4
Oil and Gas, Pipeline Diameter	16
Oil And Gas Plant, Pipeline Capacity	125,000
Delaware City Truck Rack [Member]
Segment Reporting Information [Line Items]
Oil And Gas Plant, Unloading Capacity	76,000
Number Of Unloading Lanes	15
Toledo Tank Farm [Member] | Storage Segment [Member]
Segment Reporting Information [Line Items]
Number of Storage Tanks | tank				30
Oil And Gas Plant, Maximum Storage Capacity | bbl			0
Oil And Gas Plant, Maximum Throughput Capacity, Crude Oil | bbl			0
Oil And Gas Plant, Maximum Throughput Capacity, Refined Product and Intermediates | bbl			0
Delaware City West Heavy Crude Unloading Rack [Member]
Segment Reporting Information [Line Items]
Oil And Gas Plant, Unloading Capacity		40,000
Delaware City West Heavy Crude Unloading Rack [Member] | Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Oil And Gas Plant, Unloading Capacity			40,000
Toledo Truck Unloading Terminal [Member] | Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Oil And Gas Plant, Maximum Throughput Capacity			22,500
Subsequent Event [Member] | Delaware City Products Pipeline [Member]
Segment Reporting Information [Line Items]
Oil and Gas, Pipeline miles | mi	23.4
Oil and Gas, Pipeline Diameter	16
Oil And Gas Plant, Pipeline Capacity	125,000
Subsequent Event [Member] | Delaware City Products Pipeline [Member] | Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Oil and Gas, Pipeline miles | mi	23.4
Oil and Gas, Pipeline Diameter	16
Oil And Gas Plant, Pipeline Capacity	125,000
Subsequent Event [Member] | Delaware City Truck Rack [Member]
Segment Reporting Information [Line Items]
Oil And Gas Plant, Unloading Capacity	76,000
Number Of Unloading Lanes	15
Subsequent Event [Member] | Delaware City Truck Rack [Member] | Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Oil And Gas Plant, Unloading Capacity	76,000
Number Of Unloading Lanes	15